Stock Based Compensation Plans - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award
Stock option , expiry period	10 years
Stock based compensation	$ 82	$ 29
Number of shares vested during year
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award
Stock granted, shares	10,570	11,620
Stock granted, value	251	235
Stock granted, value per share	$ 23.75	$ 20.22
Stock granted, vesting period	3 years
Stock based compensation	82	29
Recognized tax benefit related to stock based compensation	28	10
Unrecognized share based compensation	$ 367
Unrecognized share based compensation weighted average period of recognition	2 years 6 months
Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Incentive Stock Options, exercise price as a percentage of fair market value of common stock on date of grant	100.00%
Stock Incentive Plan 1998
Share-based Compensation Arrangement by Share-based Payment Award
Stock Plan, shares authorized for grant	142,000
Stock Incentive Plan 2011
Share-based Compensation Arrangement by Share-based Payment Award
Stock Plan, shares authorized for grant	100,000